Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

On March 22, 2011, the Company increased the number of its authorized common stock from 48,500,000 shares to 100,000,000 shares with a par value of $0.01 per share and deleted any and all references to the Class A Common Stock.

On June 16, 2011, a series of preferred stock designated as the “Series A Convertible Preferred Stock” to consist of 100 authorized shares with a par value $0.01 per share was created. Upon the effective date of filing a Certificate of Amendment to its Certificate of Incorporation (that would increase the Company’s authorized common stock from 100,000,000 shares to 200,000,000 shares) the preferred stock would automatically convert into common stock.

On June 29, 2011, the Company entered into a common stock purchase agreement with various institutional investors and other accredited investors for the private placement (the “Private Placement”) of 44,444,444 shares of the Company’s common stock at a price of $0.45 per share, and a preferred stock purchase agreement with an institutional investor and affiliate of the Company’s current majority stockholders, for the private placement of 100 shares of the Company’s Series A Convertible Preferred Stock at a price of $100,000 per share, automatically convertible to 22,222,222 shares of common stock upon the effective date of filing the Certificate of Amendment to its Certificate of Incorporation described above.

Effective July 18, 2011, Carbon amended its Certificate of Incorporation thereby increasing its authorized common stock shares from 100,000,000 to 200,000,000 shares, and concurrently, the 100 shares of Series A Convertible Preferred Stock were converted into 22,222,222 shares of Carbon’s $0.01 par value per share common stock.

The $30 million in gross proceeds from the offering is before the deduction of fees payable to the placement agents, representing five percent of gross proceeds ($1.5 million), plus reimbursement of certain expenses and legal fees they incurred of approximately $248,000, as well as other fees and expenses of approximately $466,000 incurred by the Company in connection with the Private Placement.

Net proceeds from the Private Placement were used principally to complete the acquisition of certain gas and oil assets from ING (see Note 4) and to pay down $6.8 million of the Company’s bank credit facility.

As of September 30, 2011, the authorized capital stock of Carbon was 201,000,000 shares, comprised of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock.

During the three and nine month period ended September 30, 2011, no stock options, warrants or restricted stock awards were granted or forfeited.

Pursuant to the merger (see Note 3), all options, warrants and restricted stock have been adjusted to reflect the conversion ratio used in the merger.  Accordingly, as of September 30, 2011, the Company has 342,459 options outstanding and exercisable, 2,696,133 warrants (including 250,000 warrants granted by SLSC prior to the merger) and 1,956,912 shares of common stock outstanding that are subject to restricted stock agreements.

Also pursuant to the merger, Nytis USA was authorized, as manager of Nytis LLC, to offer to redeem all unvested, forfeitable restricted membership interests pursuant to the Nytis LLC restricted membership interest plan.  All of the restricted membership interests were redeemed in February 2011 for $300,000 and recorded as a general and administrative expense in the first quarter of 2011.

Note 9 — Stockholders’ Equity

Authorized and Issued Capital Stock

The authorized capital stock of Nytis is 101,000 shares, consisting of 100,000 shares of common stock with a par value of $0.01 per share and 1,000 shares of preferred stock with a par value of $0.01 per share.  On May 19, 2005, the Company issued 28,175 shares of common stock for proceeds, including the receipt of a share purchase promissory note, totaling approximately $28.1 million net of share issuance costs of approximately $89,000.  Subsequent to that date and through the year ending December 31, 2008, the Company issued 1,200 shares of restricted stock. During the year ended December 31, 2009, the Company issued 175 shares of restricted stock and 175 shares of restricted stock were forfeited.  During 2010, in a cashless transaction, 454 shares of stock valued at approximately $694,000 were surrendered to pay a promissory note receivable and held as treasury shares resulting in 28,921 shares of common stock outstanding (net of treasury shares)  at December 31, 2010.

Stock Option Plan

Under the Company’s stock option plan, the aggregate number of options which may be issued to directors, employees and consultants shall not exceed 300.  Any shares to be issued upon exercise of the options would be from newly issued shares.  The option price for incentive stock options granted under the plan shall not be less than 100% of the fair value of the shares subject to the option.  The option price for nonqualified stock options granted under the plan shall not be less than 85% of the fair market value.  The following table summarizes certain information with respect to the Company’s stock option activity for the years ended December 31, 2010 and 2009.  There were no option activities for the year ended December 31, 2010.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding — January 1, 2009	255		$7.46
Forfeited	(45)	1,067

Outstanding — December 31, 2009	210	1,043	6.43

Outstanding — December 31, 2010	210	1,043	5.43

Exercisable — December 31, 2010	210	$1,043	5.43

Each option has ten year duration from the date of each individual grant.

For the years ended December 31, 2010 and 2009, there was no compensation costs related to non-vested options.

Warrants

Prior to January 1, 2006, the Company granted 1,500 warrants to an officer of the Company.  Any shares to be issued upon exercise of the warrants would be from newly issued shares.  Utilizing the minimum valuation method under the Black-Scholes option price model, the Company determined that the fair value of the warrants at the date of grant was nil.  Each warrant enables the holder to purchase one share of common stock of the Company, at an initial exercise price of $1,000 per share of common stock until expiry on June 1, 2015.  The initial warrant exercise price of $1,000 per share of common stock is to increase annually at 6% starting June 1, 2006 and the exercise price for each of the warrants at December 31, 2010 and 2009 was $1,386 and $1,307, respectively.  Of the 1,500 warrants outstanding at December 31, 2010 and 2009, all are currently exercisable.  There were no warrants granted in 2009 and 2010.

Restricted Stock Plan

Under the Company’s restricted stock plan, participants may be granted stock without cost to the participant.  The aggregate number of shares of restricted stock which may be granted under the plan shall not exceed 1,200.  Shares of restricted stock vest upon achieving certain performance targets, which are based on the fair value of the consideration received from the sale or other disposition of shares of the Company’s common stock as a result of a change of control.  The Company cannot reasonably estimate the grant date fair value of these units due to the complexity of the terms of the vesting.  The shares of restricted stock are held in escrow and upon vesting are released to the participants.

There were 1,200 shares of restricted stock outstanding at December 31, 2010 and 2009.   There was no activity with respect to the Company’s restricted stock plan during 2010.  For the year ended December 31, 2009, 175 shares of restricted stock were granted and forfeited.

The Company continues to account for grants made in 2005 using variable plan accounting.  The Company accounts for grants made after 2005 at their intrinsic value, remeasured at each reporting date through the date of vesting.  The final measurement will be the intrinsic value of the instrument at the vesting date.  The accounting for grants issued subsequent to 2005 is the same because the final measurement of compensation cost will be based on the number of shares of restricted stock that ultimately vest using the market price at the date of vesting (i.e. a date performance criterion is met).  At December 31, 2010 and 2009, the Company estimated that none of the shares of restricted stock issued would vest and accordingly, no compensation cost has been recorded.

Share Promissory Note

On May 19, 2005, the Company received a promissory note totaling approximately $500,000 due from a corporation controlled by an officer of the Company in exchange for the issuance of 500 shares of common stock issued to the corporation.  The promissory note bears interest at a rate of 6% per annum compounded annually and is secured under a stock pledge agreement by 500 shares of common stock of the Company and by a personal guarantee by the officer.  The promissory note, including accrued interest, is payable on the earlier of (i) June 1, 2012 or (ii) the date upon which the Company or any successor to the Company registers any class of its securities under Section 12 of the Securities Exchange Act of 1934 (the 1934 Act), is required to file periodic reports under Section 15(d) of the 1934 Act, or files a registration statement under the Securities Act of 1933, as amended.

On December 31, 2010, the corporation controlled by an officer of the Company surrendered 454 shares of the Company’s common stock in full settlement of the promissory note totaling approximately $694,000 including accrued interest. At December 31, 2009, the promissory note including accrued interest totaled approximately $655,000.

Restricted Membership Plan

On March 16, 2006, a restricted membership interest plan (the Plan) was approved for Nytis LLC. The objective of the Plan is to provide key employees equity ownership in Nytis LLC. The Plan provides for vesting and forfeiture provisions based on (i) the Company achieving a target internal rate of return upon certain changes in control with regard to the Company, Nytis LLC, or substantially all of the assets of the Company and (ii) the employee’s continued employment. In 2008 the Plan was amended so that the interests available for grant under the Plan would not exceed five percent of the membership interest in Nytis LLC. The following table summarizes certain information with respect to the Plan for the years ended December 31, 2010 and 2009.

Percentage Outstanding

Outstanding at January 1, 2009	4.75%
Granted	.30
Forfeited	(.15)

Outstanding at December 31, 2009	4.90
Forfeited	(.40)

Outstanding at December 31, 2010	4.50%

This plan is similar to the restricted stock plan discussed earlier.  The Company accounts for grants under the restricted membership plan at their intrinsic value, remeasured at each reporting date.   The final measure of compensation cost is based on the membership interests that ultimately vest and the market price at the date the performance criteria are met.  At December 31, 2010 and 2009, the Company estimated that none of the membership interests issued would vest and accordingly, no compensation cost has been recorded.